Taxation (Tables)	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Tax Charge
The tax charge comprises:

	2023	2022	2021
	£m	£m	£m
Corporation tax
Current year	432.8	425.8	404.0
Prior years	(85.6)	(55.5)	(41.4)
	347.2	370.3	362.6
Deferred tax
Current year	(197.1)	9.4	(131.0)
Prior years	(1.0)	4.7	(1.5)
	(198.1)	14.1	(132.5)
Tax charge	149.1	384.4	230.1

Tax Charge Reconciled to Profit Before Taxation
The tax charge for the year can be reconciled to profit before taxation in the consolidated income statement as follows:

	2023	2022	2021
	£m	£m	£m
Profit before taxation	346.3	1,159.8	950.8
Tax at the corporation tax rate of 23.5%[1]	81.4	220.4	180.7
Tax effect of (earnings)/losses from associates	(15.0)	17.4	(13.3)
Irrecoverable withholding taxes	34.8	25.9	52.3
Tax effect of items that are not deductible in determining taxable profits	39.0	66.7	29.3
Tax effect of non-deductible goodwill impairment	16.2	7.2	0.6
Effect of different tax rates in subsidiaries operating in other jurisdictions	41.8	94.3	81.2
Origination and reversal of unrecognised temporary differences	8.8	(1.1)	(36.3)
Tax losses not recognised or utilised in the year	44.0	9.8	7.4
Utilisation of tax losses not previously recognised	(15.3)	(5.4)	(5.1)
Net release of prior year provisions in relation to acquired businesses	(3.9)	(2.8)	(1.1)
Other prior year adjustments	(82.7)	(48.0)	(41.8)
Impact of deferred tax rate change	—	—	(23.8)
Tax charge	149.1	384.4	230.1
Effective tax rate on profit before tax	43.1%	33.1%	24.2%
Note
1As the Group is subject to the tax rates of more than one country, it has chosen to present its reconciliation of the tax charge using the UK corporation tax rate of 23.5% (2022: 19.0%, 2021: 19.0%).